Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Finance Costs
Interest expense (Note 5)	$ 16,358	$ 12,956
Amortization of deferred financing fees	990	770
Commitment fees (Note 5)	2	0
Other	55	122
Total	$ 17,405	$ 13,848